Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 1,887,163	$ 717,679
Accounts receivable, net of allowance of $60,000 ($76,000- 2011)	2,123,019	1,595,750
Inventory	817,685	783,442
Prepaid expenses and other current assets	290,402	95,399
Total current assets	5,118,269	3,192,270
Property, plant and equipment, net	3,723,908	4,019,829
Other assets	232,815	244,356
Goodwill	3,322,799	3,322,799
Other intangible assets, net	1,852,677	2,043,212
Total assets	14,250,468	12,822,466
Current liabilities:
Accounts payable	1,417,460	1,666,963
Accrued expenses and other current liabilities	1,218,534	1,142,629
Revolving lines of credit	238,240	763,736
Short-term loan from related party		150,000
Current portion of long-term debt	908,744	460,598
Current portion of capital lease obligations	4,710	88,172
Total current liabilities	3,787,688	4,272,098
Long-term debt, net of unamortized discount of $44,000 ($88,000-2011)	1,483,676	2,819,783
Interest rate swap hedging liabilities	127,883	110,688
Capital lease obligations		11,133
Deferred tax liability	127,675	108,727
Commitments and contingencies (see Note 11)
Stockholders' equity
Common stock, $.02 par value; 200,000,000 shares authorized, 21,705,969 shares issued and outstanding (19,513,132 in 2011)	434,118	390,262
Additional paid-in capital	55,872,917	48,395,241
Accumulated other comprehensive loss	(127,883)	(110,688)
Accumulated deficit	(47,455,606)	(43,174,778)
Total stockholders' equity	8,723,546	5,500,037
Total liabilities and stockholders' equity	$ 14,250,468	$ 12,822,466